Financial risk management: (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Mar. 15, 2019
Borrowings, interest rate basis	London Inter Bank Offered Rate (LIBOR) plus 1.85%)
Borrowings, maturity	2022
Comprehensive income	$ 5,240,557	$ 6,169,315	$ 4,028,903
Closing foreign exchange rate				19.33
Foreign exchange gain (loss)	$ 41,100	192
Percentage of entity's revenue	3.00%
Receivables due from related parties	$ 809	$ 437
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 128,000
Percentage of increase decrease in foreign exchange rate	5.00%	10.00%
Mexican Peso [Member]
Closing foreign exchange rate	19.65	19.66
Cancun Airport Services, S. A. de C. V. [member]
Percentage of entity's revenue	51.07%	59.09%
Grupo Mexicana [member]
Receivables due from related parties	$ 128,000
Increase in interest rate [member] | Floating interest rate [member]
Borrowings, adjustment to interest rate basis		2.59%
Comprehensive income		$ 1,476
Decrease in interest rate [member] | Floating interest rate [member]
Borrowings, adjustment to interest rate basis		2.59%
Comprehensive income		$ 1,476